Related Party Transactions - Participation Interests Purchased - Subnote (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 27, 2018
Related Party Transaction
Principal Balance	$ 567,520,973	$ 480,151,151	$ 424,174,758
Terra Income Fund Six Inc
Related Party Transaction
Principal Balance				$ 4,300,000
Participating Interests				25.00%
Terra Income Fund Six Inc | Mezzanine Loans
Related Party Transaction
Principal Balance				$ 17,000,000